Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Initial Public Offering (“IPO”)
On April 22, 2024, the Company completed its IPO of 208,333 Ordinary Shares* at a public offering price of $36 per Ordinary Share* on Nasdaq Capital Market under the symbol “MFI”. As a result of the offering, the outstanding and issued Ordinary Shares of the Company increased to 1,656,459*. The Company received net proceeds of $5,330,276 from the offering after deducting underwriting discounts, commissions, legal fees, investor relations, other related expenses and deferred IPO costs (see Note 2).
*    Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.
Share Consolidation
On May 30, 2025, the board of directors and shareholders of the Company approved a share consolidation at a ratio of eight-to-one (8 to 1) (the "Share Consolidation"). As a result of the Share Consolidation, each of the 4,204,775 Class A ordinary shares and 9,046,892 Class B ordinary shares were automatically consolidated into 525,597 Class A ordinary shares of no par value, each with one vote per share (the “Class A Ordinary Shares”), and 1,130,862 Class B ordinary shares of no par value, each with twenty votes per share (the “Class B Ordinary Shares”, and together with the Class A Ordinary Shares, the "Ordinary Shares"), respectively, without any action on the part of the shareholders. The number of shares is presented on a retroactive basis to reflect the consolidation.
Beginning with the opening of trading on July 10, 2025, the Class A Ordinary Shares commenced trading on a post-Share Consolidation basis on the Nasdaq Capital Market under the same symbol “MFI,” but under a new CUSIP number of G6065C121. No fractional shares were issued in connection with the Share Consolidation. Instead, record holders who otherwise were entitled to receive fractional shares because they held a number of shares not evenly divisible by the Share Consolidation ratio automatically received an additional fraction of one share of the relevant class to round up to the next whole share. For those beneficial holders who held shares through a brokerage firm, the Company rounded up fractional shares at the participant level. Cash was not paid for fractional shares.
The Company is authorized to issue an Unlimited number of Ordinary Shares, no par value per share. All of the Company’s issued and outstanding Ordinary Shares are fully paid and non-assessable. The Company’s Ordinary Shares are issued in registered form. There are no limitations imposed by our Memorandum and Articles of Association on the rights of non-resident or foreign shareholders to hold or exercise voting rights on the Company’s Ordinary Shares. In addition, there are no provisions in the Company’s Memorandum and Articles of Association governing the ownership threshold above which shareholder ownership must be disclosed. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights as set forth in the Company’s Memorandum and Articles of Association in effect as of the date hereof. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to twenty votes per Class B Ordinary Share. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis.